Summary of Significant Accounting Policies and Practices (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of assets and liabilities disposed
Dollars in thousands
Total Purchase Price	$9,660
Net Assets Acquired:
Assets
Cash and cash equivalents	13,664
Restricted cash	26,524
Accounts receivable	7,426
Inventories	8
Prepaid expenses and other current assets	110
Intangible assets	2,969
Other assets	2,682
Total Assets	53,419
Liabilities
Accounts payable and accrued liabilities	(49,437)
Total Liabilities	(49,437)
Net Assets Acquired	3,982
Loss on Acquisition	$5,679

Schedule of assets and liabilities disposed
Dollars in thousands
Total Selling Price	$3,500
Net Assets Disposed:

Total Assets	53,654
Total Liabilities	(50,217)
Net Assets Disposed	3,437
Income from disposal of discontinued operations	$63

Schedule of loss on discontinued operations
Dollars in thousands
Revenue	$453
Expenses	(998)
Loss on discontinued operations	$(545)

Schedule of estimated useful lives
Category	Depreciation method	Estimated useful lives
Office equipment, fixtures and furniture	Straight-line	5 years